Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of changes in stock options granted
	2017 Plan	2017 Plan	2008 Plan	2008 Plan	1997 Plan	1997 Plan
	Number of options	Weighted average exercise price per share (US$)	Number of options	Weighted average exercise price per share (US$)	Number of options	Weighted average exercise price per share (US$)
Outstanding as at December 31, 2014	—	—	172,000	39.15	293,000	39.05
Expired		—	—	—	(18,500)	39.05
Outstanding as at December 31, 2015	—	—	172,000	39.15	274,500	39.05
Expired	—	—	(132,000)	39.05	(274,500)	39.05
Outstanding as at December 31, 2016	—	—	40,000	40.05	—	—
Exchanged under the Arrangement	40,000	40.05	(40,000)	40.05	—	—
Granted	535,000	8.76	—	—	—	—
Outstanding as at December 31, 2017	575,000	10.94	—	—	—	—
As at December 31, 2017:
Options exercisable	575,000	10.94	—		—
Options available for granting in future periods	403		—		—

Schedule of information about stock options outstanding and exercisable
	Options Outstanding and Exercisable
Exercise Price per Share (US$)	Number outstanding	Weighted average remaining contractual life (in years)
$40.05	40,000	1.25
$8.76	535,000	9.92
	575,000	9.31

Schedule of share-based compensation expenses recognized
Years ended December 31:	2017	2016	2015
Share-based compensation expenses arising from stock options granted by the Company	$2,876	$—	$—

Schedule of black-scholes-merton formula
Number of options granted	535,000
Vesting requirements	Immediately
Contractual life	10 years
Method of settlement	In equity
Exercise price per share	US$8.76
Market price per share on grant date	US$8.40
Expected volatility	37.74%
Expected option life	10 years
Expected dividends	0.00%
Risk-free interest rate	2.38%
Fair value of option granted (per option)	$5.38(US$4.22)